Leases (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Right-of-use assets recognised in property, plant and equipment [Abstract]
Total right-of-use assets		$ 9,500	$ 914
Lease liabilities [Abstract]
Total lease liabilities	[1]	9,738	1,743
Right-of-use asset additions		9,200	0
Lease liabilities		13,500	1,800
Amounts recognised in consolidated statement of profit or loss [Abstract]
Depreciation of right-of-use assets		1,918	1,749		$ 1,832
Impairment of right-of-use assets		0	586		0
Interest on lease liabilities		300	263	$ 477	445
Amounts recognised in consolidated statement of cash flows [Abstract]
Total cash outflow for leases		2,341	2,108		$ 2,150
Plant and Equipment [Member]
Right-of-use assets recognised in property, plant and equipment [Abstract]
Total right-of-use assets		8,680	577
Lease liabilities [Abstract]
Lease liabilities - current		1,402	1,413
Lease liabilities - non-current		7,342	0
Land and Buildings [Member]
Right-of-use assets recognised in property, plant and equipment [Abstract]
Total right-of-use assets		820	337
Lease liabilities [Abstract]
Lease liabilities - current		310	271
Lease liabilities - non-current		684	59
Cost [Member] | Plant and Equipment [Member]
Right-of-use assets recognised in property, plant and equipment [Abstract]
Total right-of-use assets		8,965	4,746
Cost [Member] | Land and Buildings [Member]
Right-of-use assets recognised in property, plant and equipment [Abstract]
Total right-of-use assets		2,560	984
Accumulated Depreciation and Impairment [Member] | Plant and Equipment [Member]
Right-of-use assets recognised in property, plant and equipment [Abstract]
Total right-of-use assets		(285)	(4,169)
Accumulated Depreciation and Impairment [Member] | Land and Buildings [Member]
Right-of-use assets recognised in property, plant and equipment [Abstract]
Total right-of-use assets		$ (1,740)	$ (647)
Minimum [Member]
Lease term [Abstract]
Lease term		3 years
Maximum [Member]
Lease term [Abstract]
Lease term		10 years

[1]	Refer to Note 19 for further details on the Group’s leases.